Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000916622
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIFF Multi-Asset Fund
Supplement Text	ck0000916622_SupplementTextBlock

TIFF Investment Program, Inc. (“TIP”)

Supplement dated April 30, 2014

to the Prospectus dated April 30, 2014

TIFF Multi-Asset Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total Returns in each fund summary section of the prospectus.

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after -tax returns depend upon a member’s tax situation and may differ from those shown.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/13)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member's account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | Consumer Price Index ("CPI") + 5% per annum (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | Multi-Asset Fund Constructed Index (does not reflect taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Multi-Asset Fund Constructed Index (does not reflect taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.48%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.30%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.87%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.71%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995	[1]
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | 65/35 Mix (65% MSCI All Country World Index, 35% Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	65/35 Mix (65% MSCI All Country World Index, 35% Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995

[1]	Performance of the Multi-Asset Fund Constructed Index generated after June 30, 2009, is reduced by 0.20% per annum, prorated monthly, which reflects an estimate of the costs of investing in the Constructed Index's segments. The performance of the Constructed Index would increase in the absence of a 0.20% reduction.